Financial risk management - Reconciliation of the group's cash net of debt to total consolidated equity (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial risk management
Debt net of cash	€ 165,719	€ 40,251
Total equity	(32,911)	165,628	€ 300,806	€ 290,826
Total capital	€ 132,808	€ 205,879
Gearing ratio	124.80%	20.00%